INCOME TAXES (Narrative) (Details) - USD ($) $ in Millions	Jan. 02, 2022	Jan. 03, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	$ 102.7	$ 100.4
Pro forma
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of different tax rates on earnings of foreign subsidiaries	560.0
Pro forma | Unrealised foreign exchange gains (losses)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes (note 18)	$ 61.0